Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Schedule of property and equipment

	Thousands of Yen
	2022	2021
Leasehold improvements	¥539,553	¥472,872
Vehicles	18,089	23,219
Tools, furniture and fixtures	114,663	87,034
Total	672,305	583,125
Accumulated depreciation and amortization	(248,017)	(158,129)
	¥424,288	¥424,996